Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	108 Months Ended		114 Months Ended		120 Months Ended	127 Months Ended		128 Months Ended		233 Months Ended		365 Months Ended		479 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 01, 2015	Jun. 30, 2015	Dec. 24, 2014	Jun. 30, 2014
C000132293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Account Value		$ 21,667	$ 21,667	$ 21,667		$ 21,667		$ 21,667	$ 21,667		$ 21,667		$ 21,667		$ 21,667		$ 21,667		$ 20,768	$ 17,864	$ 26,420	$ 16,358	$ 16,551	$ 16,801	$ 13,478	$ 10,616		$ 11,423		$ 10,000
Average Annual Return, Percent		4.33%	5.54%					8.04%	9.19%	[1]
C000132296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Account Value		$ 2,028,832	$ 2,028,832	2,028,832		$ 2,028,832		$ 2,028,832	$ 2,028,832		2,028,832		2,028,832		2,028,832		2,028,832		1,942,430	1,669,109	2,467,463	1,527,000	1,543,850	1,565,225	1,255,618	987,210		1,061,325	$ 1,000,000
Average Annual Return, Percent		4.45%	5.62%			7.72%	[2]	0.00%
C000132295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent	[3]	(1.91%)	3.95%					7.05%	8.22%	[4]
C000132295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Account Value		$ 20,972	$ 20,972	20,972		$ 20,972		$ 20,972	$ 20,972		20,972		20,972		20,972		20,972		20,158	17,392	25,817	16,031	16,290	16,581	13,343	10,538		11,381		10,000
Average Annual Return, Percent		4.04%	5.18%					7.69%	8.83%	[4]
C000156530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class C/(MSGCX))
Account Value		$ 17,310	$ 17,310	$ 17,310		17,310		$ 17,310	$ 17,310		17,310		17,310		17,310		17,310		16,750	14,561	21,765	13,608	13,921	14,271	11,567	9,200	$ 10,000
Average Annual Return, Percent		3.35%	4.45%	6.29%	[5]			0.00%
C000132294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Account Value		$ 21,526	$ 21,526	$ 21,526		21,526		$ 21,526	$ 21,526		21,526		21,526		21,526		21,526		20,641	17,761	26,291	16,278	16,504	16,766	13,460	10,598		11,414		10,000
Average Annual Return, Percent		4.29%	5.46%					7.97%	9.12%	[6]
C000003882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Legacy Class/(MERDX))
Account Value		$ 20,814	$ 20,814	20,814		20,814		$ 20,814	$ 20,814		20,814		20,814		20,814		$ 20,814		20,723	18,073	25,527	16,352	16,589	16,103	13,404	10,857		11,185		10,000
Average Annual Return, Percent		0.44%	4.64%					7.61%									11.46%	[7]
C000132941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Institutional Class/(MRRGX))
Account Value		$ 1,932,919	$ 1,932,919	1,932,919		$ 1,932,919		$ 1,932,919	1,932,919		$ 1,932,919		1,932,919		1,932,919		$ 1,932,919		1,923,923	1,677,445	2,368,216	1,516,833	1,538,011	1,493,241	1,242,526	1,006,282		1,037,047	1,000,000
Average Annual Return, Percent		0.47%	4.68%			7.17%	[8]	0.00%
C000132940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent	[9]	(5.64%)	3.11%					6.59%			6.75%	[10]
C000132940 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Account Value		$ 20,084	$ 20,084	20,084		$ 20,084		$ 20,084	20,084		$ 20,084		20,084		20,084		20,084		20,059	17,521	24,829	15,955	16,239	15,817	13,202	10,725		11,108		10,000
Average Annual Return, Percent		0.25%	4.34%					7.22%			7.35%	[10]
C000156528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class C/(MRCGX))
Account Value		$ 16,979	$ 16,979	$ 16,979		16,979		$ 16,979	16,979		$ 16,979		16,979		16,979		16,979		17,075	15,036	21,454	13,887	14,231	13,957	11,738	9,605	10,000
Average Annual Return, Percent		(0.43%)	3.59%	6.06%	[11]			0.00%
C000132939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Investor Class/(MRIGX))
Account Value		$ 20,656	$ 20,656	$ 20,656		20,656		$ 20,656	20,656		$ 20,656		20,656		20,656		20,656		20,577	17,954	25,375	16,265	16,503	16,027	13,349	10,817		11,156		10,000
Average Annual Return, Percent		0.39%	4.59%					7.52%			7.65%	[12]
C000003883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Legacy Class/(MVALX))
Account Value		$ 24,296	$ 24,296	24,296		24,296		$ 24,296	24,296		$ 24,296		24,296		$ 24,296		24,296		23,584	20,381	24,608	14,756	15,516	15,523	12,346	10,009		10,684		10,000
Average Annual Return, Percent		3.02%	9.38%					9.28%							12.12%	[13]
C000132943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent	[14]	(3.16%)	7.77%					8.23%			8.41%	[15]
C000132943 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Account Value		$ 23,403	$ 23,403	23,403		23,403		$ 23,403	23,403		$ 23,403		23,403		$ 23,403		23,403		22,778	19,750	23,911	14,386	15,177	15,242	12,177	9,920		10,638		10,000
Average Annual Return, Percent		2.74%	9.05%					8.87%			9.02%	[15]
C000156529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class C/(MFCCX))
Account Value		$ 20,679	$ 20,679	$ 20,679		20,679		$ 20,679	20,679		$ 20,679		20,679		20,679		20,679		20,288	17,719	21,610	13,095	13,914	14,059	11,296	9,250	10,000
Average Annual Return, Percent		1.93%	8.25%	8.41%	[16]			0.00%
C000132942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Investor Class/(MFCIX))
Account Value		$ 24,021	$ 24,021	$ 24,021		24,021		$ 24,021	24,021		$ 24,021		24,021		24,021		24,021		23,322	20,165	24,357	14,616	15,379	15,397	12,274	9,973		10,667		10,000
Average Annual Return, Percent		3.00%	9.33%					9.16%			9.30%	[17]
C000003881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Account Value		$ 31,303	$ 31,303	31,303		31,303		$ 31,303	31,303		$ 31,303		$ 31,303		31,303		31,303		27,370	24,543	28,379	21,312	18,404	16,541	11,918	10,096		10,446		10,000
Average Annual Return, Percent		14.37%	11.21%					12.09%					9.84%	[18]
C000132937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent	[19]	7.51%	9.52%					11.06%			11.05%	[20]
C000132937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Account Value		$ 30,280	$ 30,280	30,280		30,280		$ 30,280	30,280		$ 30,280		$ 30,280		30,280		30,280		26,541	23,901	27,726	20,882	18,106	16,322	11,807	10,032		10,424		10,000
Average Annual Return, Percent		14.09%	10.83%					11.72%			11.67%	[20]
C000156527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class C/(MRCEX))
Account Value		$ 27,811	$ 27,811	$ 27,811		27,811		$ 27,811	27,811		$ 27,811		27,811		27,811		27,811		24,535	22,182	25,862	19,552	16,990	15,402	11,193	9,545	10,000
Average Annual Return, Percent		13.35%	10.36%	12.04%	[21]			0.00%
C000132936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Account Value		$ 31,064	$ 31,064	$ 31,064		31,064		$ 31,064	31,064		$ 31,064		31,064		31,064		31,064		27,168	24,393	28,214	21,156	18,293	16,440	11,890	10,077		10,444		10,000
Average Annual Return, Percent		14.34%	11.17%					12.00%			11.96%	[22]
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 20,400	$ 20,400	$ 20,400		$ 20,400		$ 20,400	$ 20,400		$ 20,400		20,400		20,400		20,400		18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	10,000	11,234	1,000,000	10,000
Average Annual Return, Percent		9.14%	6.17%	7.66%	[5]	7.66%	[2]	7.39%	7.66%	[1]
Russell 3000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000®
Account Value		$ 31,475	$ 31,475	$ 31,475		$ 31,475		$ 31,475	$ 31,475		$ 31,475		31,475		$ 31,475		$ 31,475		25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,000	10,729	1,000,000	10,000
Average Annual Return, Percent		23.13%	14.14%	11.67%	[11]	11.67%	[8]	12.15%	12.58%	[1]	11.67%	[10]			10.34%	[13]	11.67%	[7]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,521	$ 33,521	$ 33,521		$ 33,521		$ 33,521	$ 33,521		$ 33,521		$ 33,521		$ 33,521		$ 33,521		26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,000	10,742		10,000
Average Annual Return, Percent		24.56%	15.05%	10.36%	[21]			12.86%			10.36%	[20]	10.36%	[18]
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Account Value		$ 23,187	$ 23,187	$ 23,187		$ 23,187		$ 23,187	23,187		$ 23,187		$ 23,187		23,187		$ 23,187		21,268	17,935	26,299	17,576	16,093	15,163	12,477	10,274	10,000	11,130	$ 1,000,000	10,000
Average Annual Return, Percent		9.02%	7.58%		[11],[23]		[8],[24]	8.77%				[10],[25]						[7],[26]
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Account Value		$ 21,562	$ 21,562	$ 21,562		$ 21,562		$ 21,562	21,562		$ 21,562		21,562		$ 21,562		$ 21,562		19,519	17,185	21,752	13,785	14,465	14,214	12,228	10,203	10,000	10,592		10,000
Average Annual Return, Percent		10.47%	8.31%	9.83%	[16]			7.99%			9.83%	[15]			9.83%	[13]
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Account Value		$ 19,256	$ 19,256	$ 19,256		19,256		$ 19,256	19,256		$ 19,256		19,256		$ 19,256		19,256		17,310	15,684	18,067	11,069	13,099	13,356	11,979	10,121	10,000	10,099		10,000
Average Annual Return, Percent		11.24%	8.01%		[16],[27]			6.77%				[28]				[13],[29]
CBOE S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 Buy Write Index
Account Value		$ 17,521	$ 17,521	$ 17,521		$ 17,521		$ 17,521	$ 17,521		$ 17,521		$ 17,521		$ 17,521		$ 17,521		$ 16,087	$ 14,756	$ 15,152	$ 11,905	$ 13,368	$ 12,956	$ 12,077	$ 10,778	$ 10,000	$ 10,364		$ 10,000
Average Annual Return, Percent		8.91%	5.56%	5.46%	[21]			5.77%			5.46%	[20]	5.46%	[18]

[1]	Inception date of Legacy Class is 12/16/13
[2]	Inception date of Institutional Class is 12/24/14
[3]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[4]	Inception date of Class A is 12/16/13
[5]	Inception date of Class C is 07/01/15
[6]	Inception date of Investor Class is 12/16/13
[7]	Inception date of Legacy Class is 08/01/84
[8]	Inception date of Institutional Class is 12/24/14
[9]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[10]	Inception date of Class A is 11/15/13
[11]	Inception date of Class C is 07/01/15
[12]	Inception date of Investor Class is 11/15/13
[13]	Inception date of Legacy Class is 02/10/94
[14]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[15]	Inception date of Class A is 11/15/13
[16]	Inception date of Class C is 07/01/15
[17]	Inception date of Investor Class is 11/15/13
[18]	Inception date of Legacy Class is 01/31/05
[19]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[20]	Inception date of Class A is 11/15/13
[21]	Inception date of Class C is 07/01/15
[22]	Inception date of Investor Class is 11/15/13
[23]	Inception date of Class C precedes the inception date of the Russell 2500® Growth Index.
[24]	Inception date of Institutional Class precedes the inception date of the Russell 2500® Growth Index.
[25]	Inception date of Class A precedes the inception date of the Russell 2500® Growth Index.
[26]	Inception date of Legacy Class precedes the inception date of the Russell 2500® Growth Index.
[27]	Inception date of Class C precedes the inception date of the Russell 2500® Value Index.
[28]	Inception date of Class A precedes the inception date of the Russell 2500® Value Index.
[29]	Inception date of Legacy Class precedes the inception date of the Russell 2500® Value Index.